Schedule I - Investments in Subsidiaries and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Condensed Financial Statements, Captions [Line Items]
Equity in income of subsidiaries and variable interest entities	$ (555)	$ (1,484)	$ (172)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in income of subsidiaries and variable interest entities	$ 21,385	$ 23,776	$ 14,763